Related Party Transactions - Additional Information (Details) - USD ($)			2 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Sep. 28, 2021	Sep. 23, 2021	Sep. 29, 2021	Sep. 28, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 27, 2022	Nov. 28, 2022	Oct. 26, 2022	Sep. 26, 2022
Related Party Transaction [Line Items]
Proceeds from issuance of unit	$ 225,400,000				$ 25,000
Number of shares of common stock per unit		1
Exercise price of warrants		$ 11.5				$ 11.5
Period after business combination when warrants become exercisable						30 days
Warrants exercisable expiration period after completion of business combination						5 years
Redemption price per warrant						$ 0.01
Minimum period of prior written notice of redemption of warrants						30 days
Minimum price per share required for redemption of warrants						$ 18
Holding period of shares for completion of initial business combination						6 months
Period after completion of business combination to allow transfer of shares						30 days
Warrants transfer restrictions period following consummation of business combination						1 year
Repayments of related party debt					$ 133,465
Common stock, par value		$ 0.0001			$ 0.0001	$ 0.0001
Note Payable to related party						$ 603,880
Debt discount on note payable to related party						54,034
Working Capital Note
Related Party Transaction [Line Items]
Principal amount						$ 260,000
Conversion price						$ 10
Note Payable to related party						$ 257,492
Fair value, option, aggregate differences						2,508
Extension Notes
Related Party Transaction [Line Items]
Fair value, option, aggregate differences						$ 640,000
Debt instrument average market discount rate						26.60%
Debt discount on reduction to carrying principle amount						$ 54,034
Debt discount on note payable to related party						603,880
Total interest expenses						17,914
Unamortized debt discount						$ 36,120
Founders
Related Party Transaction [Line Items]
Forfeiture of shares		4,312,500
Sale of common stock price per share						$ 0.0024882
Sale of units in private placement	795,000
Repayments of related party debt				$ 125,000
Repayment of promissory notes				The promissory note was non-interest bearing, unsecured and was repaid in full on September 28, 2021.
Mr Weightman
Related Party Transaction [Line Items]
Forfeiture of shares					5,000
Monthly payment for services		$ 2,500
GigManagement, LLC | Office Space, Administrative Services and Secretarial Support
Related Party Transaction [Line Items]
Payment to affiliate of sponsor						$ 30,000
GigManagement, LLC
Related Party Transaction [Line Items]
Repayments of related party debt			$ 8,465
Repayment of promissory notes			The promissory note was non-interest bearing, unsecured and was repaid on September 29, 2021.
Sponsor | Working Capital Note
Related Party Transaction [Line Items]
Principal amount							$ 65,000	$ 65,000	$ 65,000	$ 65,000
Sponsor | Extension Notes
Related Party Transaction [Line Items]
Principal amount							$ 160,000	$ 160,000	$ 160,000	$ 160,000
Maximum
Related Party Transaction [Line Items]
Exercise price of warrants						$ 9.2
Period after initial business combination to allow transfer of shares						90 days
Maximum | Mr Weightman
Related Party Transaction [Line Items]
Monthly payment for services		$ 15,000
Private Placement
Related Party Transaction [Line Items]
Proceeds from issuance of unit	$ 6,900,000
Sale of units description						Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant.
Private Placement | Working Capital Note
Related Party Transaction [Line Items]
Sale of units in private placement						26,000
Private Placement | Founders
Related Party Transaction [Line Items]
Sale of common stock price per share					$ 10	$ 10
Sale of units in private placement					795,000
Number of shares of common stock per unit					1	1
Sale of units description					Each Private Placement Unit consists of one share of the Company’s common stock and one warrant (a “Private Placement Warrant”).
Exercise price of warrants					$ 11.5
Insider Shares Grant Agreements
Related Party Transaction [Line Items]
Effective date of grant award agreement						Sep. 23, 2021
Insider Shares Grant Agreements | Mr Weightman
Related Party Transaction [Line Items]
Common stock issued in consideration for future service		5,000			5,000	5,000
Effective date of grant award agreement					Sep. 23, 2021
Common Stock
Related Party Transaction [Line Items]
Stock price threshold that allows transfer of shares						$ 11.5
Common Stock | Founders
Related Party Transaction [Line Items]
Sale of common stock, Shares					5,735,000
Proceeds from issuance of unit					$ 25,000
Sale of common stock price per share					$ 0.0043592
Common Stock | Maximum
Related Party Transaction [Line Items]
Exercise price of warrants						$ 9.2
Common Stock | Private Placement
Related Party Transaction [Line Items]
Number of shares of common stock per unit						1
Common stock, par value						$ 0.0001
Warrants
Related Party Transaction [Line Items]
Sale of units description						Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).
Period after business combination when warrants become exercisable						30 days
Period after offering when warrants become exercisable						12 months
Warrants exercisable expiration period after completion of business combination						5 years
Net cash settlement value of warrants						$ 0
Redemption price per warrant						$ 0.01
Minimum period of prior written notice of redemption of warrants						30 days
Minimum price per share required for redemption of warrants						$ 18
Warrants | Private Placement
Related Party Transaction [Line Items]
Number of shares of common stock per unit						1
Warrants | Private Placement | Founders
Related Party Transaction [Line Items]
Period after business combination when warrants become exercisable						30 days
Period after offering when warrants become exercisable						12 months
Warrants exercisable expiration period after completion of business combination						5 years
Sale of units description						(or such lesser period depending upon the number of one-month extensions which occur)
Net cash settlement value of warrants						$ 0
Redemption price per warrant						$ 0.01
Minimum period of prior written notice of redemption of warrants						30 days
Minimum price per share required for redemption of warrants						$ 18